Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Statement of Comprehensive Income [Abstract]
Consolidated net income	$ 17,099	$ 16,695	$ 17,756
Less consolidated net income attributable to nonredeemable noncontrolling interest	(736)	(606)	(684)
Less consolidated net income attributable to redeemable noncontrolling interest	0	(67)	(73)
Consolidated net income attributable to Walmart	16,363	16,022	16,999
Other comprehensive income (loss), net of income taxes
Currency translation and other	(4,179)	(3,146)	1,042
Derivative instruments	(470)	207	136
Minimum pension liability	(69)	153	(166)
Other comprehensive income (loss), net of income taxes	(4,718)	(2,786)	1,012
Less other comprehensive income (loss) attributable to nonredeemable noncontrolling interest	546	311	(138)
Less other comprehensive income (loss) attributable to redeemable noncontrolling interest	0	(66)	51
Other comprehensive income (loss) attributable to Walmart	(4,172)	(2,409)	823
Comprehensive income, net of income taxes	12,381	13,909	18,768
Less comprehensive income attributable to nonredeemable noncontrolling interest	(190)	(295)	(822)
Less comprehensive income attributable to redeemable noncontrolling interest	0	(1)	(124)
Comprehensive income attributable to Walmart	$ 12,191	$ 13,613	$ 17,822